NYSE Euronext

Edwin Mecabe
Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

CGUNYS
001-33367

December 6, 2011

Ms. Cecile Peters
Chief, Information Technology
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

Dear Ms. Peters:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, BP Capital Markets p.l.c., Floating Rate Guaranteed Notes due June 2013, Floating Rate Guaranteed Notes due December 2013 and 1.70% Guaranteed Notes due 2014, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 6, 2011. Tentative listing date – December 7, 2011.

Sincerely,